Reserve Fund - Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents (Details) - Reserve Fund [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Reserve Fund - Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents		$ 3,120	$ 14,209
Short-term investments (*)
Total short-term investments	[1]		11,802
Long-term investments (*)
Total long-term investments	[1]		8,314
Total Reserve Fund		3,120	34,325
U.S. Treasury securities [Member]
Short-term investments (*)
Total short-term investments	[1]		2,954
Corporate bonds – marketable investments [Member]
Short-term investments (*)
Total short-term investments	[1]		8,848
Long-term investments (*)
Total long-term investments	[1]		$ 8,314

[1]	Classified as level 1 inputs in the fair value hierarchy.